Fair Value Measurements	12 Months Ended
Feb. 28, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
For a description of the fair value hierarchy, see Note 3.
Recurring Fair Value Measurements
The carrying amounts of the Company’s cash and cash equivalents, accounts receivable, other receivables, accounts payable and accrued liabilities approximate their fair values due to their short maturities.
In determining the fair value of investments held (other than those classified as Level 3), the Company primarily relies on an independent third-party valuator for the fair valuation of securities. Pricing inputs used by the independent third-party valuator are generally received from one primary vendor. The pricing inputs are reviewed for completeness and accuracy, within a set tolerance level, on a daily basis by the independent third-party valuator. The Company also reviews and understands the inputs used in the valuation process and assesses the pricing of the securities for reasonableness after conducting its own internal collection of quoted prices from brokers. Fair values for all investment categories provided by the independent third-party valuator that are in excess of 0.5% from the fair values determined by the Company are communicated to the independent third party valuator for consideration of reasonableness. The independent third-party valuator considers the information provided by the Company before determining whether a change in the original pricing is warranted.
The Company’s investments (other than those classified as Level 3) largely consist of securities issued by major corporate and banking organizations, the provincial and federal governments of Canada, international government banking organizations and the U.S. Department of the Treasury, and are all investment grade. The Company also holds a limited amount of equity securities following the initial public offering by the issuer of a previous cost-based investment.
For a description of how the fair values of currency forward contracts and currency option contracts, the fair value of the Debentures (as defined in Note 10), the fair value of the long-term intellectual property licensing receivable, the fair value of the long-term RAP (as defined in Note 8) liability and the fair value of certain stock-based compensation awards have been determined, see the “Derivative financial instruments” and “Convertible debentures” accounting policies in Note 1, and Note 6, Note 8 and Note 11.
The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended February 28, 2019 and February 28, 2018:

Level 3
Balance at February 28, 2017	$20
Principal repayments	—
Balance at February 28, 2018	20
Principal repayments	(1)
Balance at February 28, 2019	$19

The Company recognizes transfers in and out of levels within the fair value hierarchy at the end of the reporting period in which the actual event or change in circumstance occurred. There were no significant transfers in or out of Level 3 assets during the years ended February 28, 2019 or February 28, 2018.
The Company’s Level 3 assets measured on a recurring basis include auction rate securities as well as corporate notes/bonds consisting of securities received in a payment-in-kind distribution from a former structured investment vehicle.
The auction rate securities are valued using a discounted cash flow method incorporating both observable and unobservable inputs. The unobservable inputs utilized in the valuation are the estimated weighted average life of each security based on its contractual details and expected pay down schedule based upon the underlying collateral, the value of the underlying collateral that would be realized in the event of a waterfall event, an estimate of the likelihood of a waterfall event, an estimate of the likelihood of a permanent auction suspension, and an estimate of the likelihood of the securities being called at par. Significant changes in these unobservable inputs would result in significantly different fair value measurements. Generally, a change in the assumption used for the probability of a waterfall event is accompanied by a directionally opposite change in the assumption used for the probability of a permanent auction suspension. A waterfall event occurs if the funded reserves of the securities become insufficient to make the interest payments, resulting in the disbursement of the securities’ underlying collateral to the security holders.